Note 14 - Provision for Site Reclamation and Closure	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of provisions [text block]
Note 14:	Provision for site reclamation and closure

The Company recognizes a provision for site reclamation and closure, which reflects the present value of the estimated amount of cash flows required to satisfy the asset retirement obligation in respect of the Committee Bay and Quebec properties. The components of this obligation are the removal of equipment currently being used at the site as well as costs associated with the reclamation of the camp housing and work sites on the property. The estimate of future asset retirement obligations is subject to change based on amendments to applicable laws, management’s intentions, and mining lease renewals.

The key assumptions used to calculate the present value of the future estimated cash flows of the Company’s projects are as follows:

■	Undiscounted cash flow obligation for site reclamation of $6,226 ( December 31, 2024 – $7,013);

■	Expected timing of future cash flows which is between the years 2026 and 2040;

■	Annual inflation rates of 2.29% and 2.91% ( December 31, 2024 – 2.29% and 2.83%); and

■	Risk-free interest rates of 3.85% and 3.11% ( December 31, 2024 – 3.33% and 3.23%).

The present value of the liability for the site reclamation and closure provision for the Company’s projects was as follows:

	Quebec	Nunavut	Total
Balance at December 31, 2023	$1,569	$2,926	$4,495
Accretion	50	96	146
Change in estimate	(23)	427	404
Balance at December 31, 2024	$1,596	$3,449	$5,045
Addition	216	-	216
Accretion	41	106	147
Change in estimate	(814)	(121)	(935)
Balance at December 31, 2025	$1,039	$3,434	$4,473